CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Schedule of Changes in Financial Assets using Unobservable Inputs (Level 3)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in financial assets using unobservable inputs (Level 3)
Less: Impairment Charges	$ (9,846)	$ (3,947)	$ (9,400)
Fair Value, Inputs, Level 3 [Member]
Changes in financial assets using unobservable inputs (Level 3)
Investments in financial assets	48,200	53,971
Less: Share of loss from Associates	(13,954)	(3,570)
Less: Impairment Charges	(8,846)	(2,401)
Less: Cash Collection	(10,000)
Less: Transfer-out from available-for-sale investments	(10,000)
Add: New invest in convertible bond	500
Add: Unrealized gain	(200)	200
Investments in financial assets	$ 5,700	$ 48,200	$ 53,971